Interim Condensed Consolidated Statements of Cash Flows € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Operating activities
Loss before income tax	€ (72,759)	€ (264,427)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(5,343)	(7,296)
Finance expense	2,536	8,066
Depreciation and impairment of property, plant and equipment and right-of-use assets	16,651	6,623
Impairment of inventory and prepayments	25,687
Share-based payment expense	3,597	8,212
Non-cash income from release of provisions	(47,242)
Working capital changes
Decrease / (increase) in trade receivables and contract assets	5,164	(3,072)
Decrease / (increase) in inventory	16,367	(48,381)
Decrease / (increase) in other assets	(14,051)	(135,440)
(Decrease) / increase in trade and other payables, other liabilities and contract liabilities	(129,038)	165,912
(Decrease) / increase in other current financial liabilities		96
Decrease / (increase) in deferred taxes	(10)
Income taxes paid	(126)
Interest received		19
Interest paid	(2,608)	(5,210)
Net cash flow (used in) operating activities	(201,175)	(274,898)
Investing activities
Purchase of property, plant and equipment	(43,507)	(69,751)
Purchase of intangible assets	(1,208)	(3,966)
Net cash flow (used in) investing activities	(44,715)	(73,717)
Financing activities
Payments on lease obligations	(1,943)	(1,531)
Payment on / Proceeds from Treasury Shares	631	(23,767)
Proceeds on At-the-market offering program (net of transaction costs)	4,721
Proceeds from the issuance of shares (net of transaction costs)		404,143
Net cash flow (used in)provided by financing activities	3,409	378,845
Net increase (decrease) in cash and cash equivalents	(242,481)	30,230
Currency translation gains (losses) on cash and cash equivalents	4,583	2,989
Cash and cash equivalents, beginning of period	811,464	1,322,593
Cash and cash equivalents, end of period	€ 573,566	€ 1,355,812